SHARE-BASED COMPENSATION - RSUs to Employees (Details) - RSUs - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED COMPENSATION
Shares granted to employees	1,105,640	706,637	759,702
Total compensation cost at the date of grant	$ 24,918,000	$ 12,179,000	$ 10,225,000
Total recognized compensation cost	12,350	$ 10,682	$ 10,258
Total unrecognized share-based compensation costs	$ 31,116
Weighted-average period of recognition of compensation expense	2 years 9 months 21 days
Number of Shares
Unvested at the beginning of the period (in shares)	1,659,767
Granted (in shares)	1,105,640	706,637	759,702
Vested (in shares)	(736,542)
Forfeited (in shares)	(140,112)
Unvested at the end of the period (in shares)	1,888,753	1,659,767
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 15.26
Granted (in dollars per share)	22.80
Vested (in dollars per share)	14.85
Forfeited (in dollars per share)	16.07
Unvested at the end of the period (in dollars per share)	$ 19.78	$ 15.26
Total fair value of shares vested	$ 14,420	$ 10,733	$ 10,242
Minimum
SHARE-BASED COMPENSATION
Vesting period	1 year
Maximum
SHARE-BASED COMPENSATION
Vesting period	4 years